                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended       September 30, 2003
                                                 ------------------------

                         -----
Check here if Amendment  |   |
                         -----             Amendment Number:
                                    -----                    --------------
   This Amendment (Check only one): |   |  is a restatement
                                    -----
                                    |   |  adds new holdings entries.
                                    -----


Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------------
Address:  200 Greenwich Ave.
          ------------------------------
          Greenwich, CT 06830
          ------------------------------

Form 13F File Number:      28-2610
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          ------------------------------------------
Title:    President of General Partner
          ------------------------------------------
Phone:    (203) 861-4600
          ------------------------------------------

Signature, Place, and Date of Signing:

             /s/ William C. Crowley      Greenwich, CT        November 14, 2003
          ----------------------------   -----------------   -------------------
                  (Signature)               (City, State)          (Date)

Report Type ( Check only one):

-----
| X |   13F HOLDINGS REPORTS (Check here if all holdings of this reporting
-----   manager are reported in this report.)

-----
|   |   13F NOTICE (Check here if no holdings reported are in this report, and
-----   all holdings are reported by other reporting manager(s).)

-----
|   |   13F COMBINATION REPORT (Check here if a portion of the holdings for
----- this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                      16
Form 13F Information Table Value Total:              $6,296,900
                                                 (in thousands)


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table



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   Column 1:     Column 2:        Column 3:     Column 4:             Column 5:          Column 6  Column 7:       Column 8:
                                                            --------------------------
                                               Fair Market                                                       Voting Authority
                                                  Value     Shares or                  ---------------------------------------------
                 Title of          CUSIP       -----------  Principal                    Investment  Other
Name of Issuer   Class            Number      (x $1,000)      Amount  SH/PRN  Put/Call  Discretion  Managers   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AutoNation,
   Inc.          Common           05329W-10-2    343,382   19,577,107   SH                DEFINED            19,577,107
------------------------------------------------------------------------------------------------------------------------------------
AutoNation,
   Inc.          Common           05329W-10-2    975,596   55,621,193   SH                  SOLE             55,621,193
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.    Common           053332-10-2  1,193,901   13,335,206   SH                DEFINED            13,335,206
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.    Common           053332-10-2  1,091,684   12,193,494   SH                  SOLE             12,193,494
------------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.     Common           248019-10-1     34,427      857,667   SH                DEFINED               857,667
------------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.     Common           248019-10-1    201,069    5,009,203   SH                  SOLE              5,009,203
------------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.    Common           344912-10-0      3,082      455,938   SH                DEFINED               455,938
------------------------------------------------------------------------------------------------------------------------------------
Footstar Inc.    Common           344912-10-0     14,793    2,188,262   SH                  SOLE              2,188,262
------------------------------------------------------------------------------------------------------------------------------------
Kmart Holding
   Corporation   Common           498780-10-5    898,271   36,031,715   SH                DEFINED            36,031,715
------------------------------------------------------------------------------------------------------------------------------------
Kmart Holding
   Corporation   Common           498780-10-5     87,039    3,491,346   SH                  SOLE              3,491,346
------------------------------------------------------------------------------------------------------------------------------------
Payless
   ShoeSource
   Inc.          Common           704379-10-6      6,213      480,113   SH                DEFINED               480,113
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Payless
   ShoeSource
   Inc.          Common           704379-10-6     61,031    4,716,487   SH                  SOLE              4,716,487
------------------------------------------------------------------------------------------------------------------------------------
Providian
   Financial
   Corp          Note 3.250% 8/1  74406-AAA-0      2,375    2,533,203  PRN                DEFINED             2,533,203
------------------------------------------------------------------------------------------------------------------------------------
Providian
   Financial
   Corp          Note 3.250% 8/1  74406-AAA-0     24,034   25,636,797  PRN                  SOLE             25,636,797
------------------------------------------------------------------------------------------------------------------------------------
Sears,
   Roebuck
   & Co.         Common           812387-10-8    196,447    4,492,266   SH                DEFINED             4,492,266
------------------------------------------------------------------------------------------------------------------------------------
Sears,
   Roebuck
   & Co.         Common           812387-10-8  1,163,556   26,607,734   SH                 SOLE              26,607,734
------------------------------------------------------------------------------------------------------------------------------------


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFOMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.